Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Interest and similar income	£ 11,812	£ 12,721	£ 11,853
Interest expense and similar charges	(7,389)	(8,395)	(7,186)
Net interest income	4,423	4,326	4,667
Fee and commission income	754	730	801
Fee and commission expense	(421)	(484)	(505)
Net fee and commission income	333	246	296
Other operating income	40	111	213
Total operating income	4,796	4,683	5,176
Operating expenses before credit impairment charges, provisions and charges	(2,494)	(2,577)	(2,485)
Credit impairment charges	(193)	(70)	(206)
Provisions for other liabilities and charges	(599)	(706)	(336)
Total credit impairment charges, provisions and charges	(792)	(776)	(542)
Profit before tax	1,510	1,330	2,149
Tax on profit	(395)	(380)	(553)
Profit after tax	£ 1,115	£ 950	£ 1,596